UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  December 31, 1999"

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
         Suite 4900
	        Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	May Lee Schemmel
Title:	Portfolio Administrator
Phone:	608-249-4488

Signature, Place, and Date of Signing:

May Lee Schemmel	Madison, WI 11-Feb-00

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[     ] 13F NOTICE

[     ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	203,765

List of Other Included Managers:	NONE
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
				                           FORM 13F INFORMATION TABLE
NAME                           TITLE OF		         VALUE	    SHARES/	SH/	PUT/	INVSTMT	OTHER		  VOTING AUTHORITY
OF ISSUER	                     CLASS	  CUSIP      (x $1000)	PRN AMT PRN	CALL	DSCRETN	MANAGERS	SOLE	   SHARED	NONE

GRAINGER W W INC	                COM	  384802 10 4	  8,646  180,841 	SH		      SOLE	    NONE	114,805     0	   66,036
BARNES & NOBLE INC	              COM	  067774 10 9	  8,742  423,843 	SH		      SOLE	    NONE	257,418     0	  166,425
HOME DEPOT INC	                  COM	  437076 10 2	 13,879  201,880 	SH		      SOLE	    NONE	 89,955     0	  111,925
INTERPUBLIC GROUP COS INC	       COM	  460690 10 0	 15,572 	269,935	 SH		      SOLE	    NONE	130,375     0	  139,560
LEE ENTERPRISES INC        	     COM	  523768 10 9	  2,563 	 80,240  SH		      SOLE	    NONE	 10,850     0	   69,390
DISNEY WALT CO	           COM DISNEY	  254687 10 6	 10,460  357,605  SH		      SOLE	    NONE	201,765     0 	 155,840
HERSHEY FOODS CORP	              COM	  427866 10 8	    343	   7,225  SH		      SOLE	    NONE	  1,500     0	    5,725
NEWELL RUBBERMAID INC	           COM	  651229 10 6	  8,664 	298,750  SH		      SOLE	    NONE	184,050     0	  114,700
PEPSICO INC	                     COM	  713448 10 8	 10,038  284,763  SH		      SOLE	    NONE	160,375     0	  124,388
WALGREEN CO	                     COM	  931422 10 9	 13,229  452,257  SH		      SOLE	    NONE	221,750     0	  230,507
ROYAL DUTCH PETE CO	  NY REG GLD1.25   780257 80 4	  9,295  153,480  SH		      SOLE	    NONE	 91,605     0	   61,875
AMERICAN INTL GROUP INC	         COM	  026874 10 7	 12,633  116,836  SH		      SOLE	    NONE	 58,906     0	   57,930
FISERV INC	                      COM	  337738 10 8	 13,402  349,798  SH		      SOLE	    NONE	174,253     0	  175,545
FEDERAL HOME LN MTG CORP	        COM	  313400 30 1	  8,747  185,855  SH		      SOLE	    NONE	113,175     0	   72,680
ADC TELECOMMUNICATIONS	          COM	  000886 10 1	 16,663  229,635  SH		      SOLE	    NONE	107,375     0	  122,260
AMERICAN POWER CONVERSION CORP	  COM	  029066 10 7	 14,763  559,725  SH		      SOLE	    NONE	279,775     0	  279,950
DELL COMPUTER CORP	              COM	  247025 10 9	 17,795  348,917  SH		      SOLE	    NONE	174,925     0	  173,992
INTUIT	                          COM	  461202 10 3	 13,886  231,679  SH		      SOLE	    NONE	145,825     0	   85,854
EXXON MOBIL CORP	                COM	  30231G 10 2	    378	   4,698  SH		      SOLE	    NONE	  4,643     0	       55
FIRSTAR CORP NEW WIS	            COM	  33763V 10 9	    565	  26,725  SH		      SOLE	    NONE	    836	    0	   25,889
MERCK & CO INC	                  COM	  589331 10 7	    312	   4,638  SH		      SOLE	    NONE	    550	    0	    4,088
AMERICA ONLINE INC DEL	          COM   02364J 10 4	    552	   7,280  SH		      SOLE	    NONE	      0	    0	    7,280
INTERNATIONAL BUSINESS MACHS	    COM	  459200 10 1	    485	   4,500  SH		      SOLE	    NONE	  1,666     0	    2,834
SBC COMMUNICATIONS INC	          COM	  78387G 10 3	  1,186   24,332  SH		      SOLE	    NONE	  7,837     0	   16,495
JOHNSON & JOHNSON	               COM	  478160 10 4	    275	   2,950  SH		      SOLE 	   NONE	  1,400     0	    1,550
TELLABS INC	                     COM	  879664 10 0	    243	   3,782  SH		      SOLE	    NONE	      0    	0     3,782
WAL MART STORES INC	             COM	  931142 10 3	    214	   3,100  SH		      SOLE    	NONE	  3,000     0	      100
AT&T CORP	                       COM	  001957 10 9	    235	   4,621  SH		      SOLE	    NONE	  3,637     0	      984
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